Cover	May 12, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 12, 2025
Entity File Number	000-55621
Entity Registrant Name	TEXAS REPUBLIC CAPITAL CORPORATION
Entity Central Index Key	0001560452
Entity Tax Identification Number	45-5311713
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	13215 Bee Cave Parkway
Entity Address, Address Line Two	Ste A120
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78738
City Area Code	512
Local Phone Number	330-0099
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false